Payments, by Government - 12 months ended Mar. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
CHINA | Government of Henan Province
Total	$ 15,455,087	$ 19,248,883	$ 2,591,155	$ 37,295,125
CHINA | Government of Guangdong Province
Total	$ 276,563	$ 871,521	652,401	1,800,485
ECUADOR | Government of Ecuador
Total			$ 1,004,082	$ 1,004,082